Fair Value of Financial Instruments (Details) - Schedule of warrant liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrant liability [Abstract]
Balance, Beginning of period	$ 83,652	$ 1,738	$ 1,147
Balance, Ending of period		83,652	1,738
Issuance of warrant on Series E convertible preferred stock		12,620	499
Increase in fair value of warrant	$ 47,062	$ 69,294	$ 92